Employee benefit obligations - Movement in defined benefit obligations and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Past service credit		€ (18)
Defined benefit plan | Obligations
Employee benefit obligations
Balance at the beginning	€ (2,942)	(2,614)
Acquired		(354)
Current service cost	(41)	(42)
Past service credit	9	39
Interest cost	(82)	(95)
Re‑measurements	(96)	(237)
Liabilities/(assets) extinguished on reclassification	535	187
Employee contributions	(2)	(5)
Benefits paid	145	118
Exchange	171	61
Balance at the end	(2,303)	(2,942)
Defined benefit plan | Assets.
Employee benefit obligations
Balance at the beginning	2,159	1,976
Interest income	63	74
Acquired		271
Administration expenses paid from plan assets	(2)	(3)
Re‑measurements	140	112
Liabilities/(assets) extinguished on reclassification	(535)	(187)
Employer contributions	45	43
Employer contributions—acquisition related		7
Employee contributions	2	5
Benefits paid	(145)	(118)
Exchange	(145)	(21)
Balance at the end	€ 1,582	€ 2,159